Net Loss Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Computation of Anti-Dilutive Weighted-Average Shares Outstanding
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an anti-dilutive impact:

	Three and Nine Months Ended September 30,
	2024	2023
Options to purchase common stock	250,897	364,975
Warrants to purchase common stock	934,373	1,161,493
Total options and warrants to purchase common stock	1,185,270	1,526,468

The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact:

	Year Ended December 31,
	2023	2022
Options to purchase common stock	344,306	304,823
Warrants to purchase common stock	1,161,493	1,284,803
Total potentially dilutive securities excluded	1,505,799	1,589,626